Share Capital - Additional Information (Details)				12 Months Ended
	Jul. 26, 2018 shares	Apr. 11, 2018 USD ($) shares	Mar. 01, 2017 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Nov. 20, 2018 USD ($)	Aug. 30, 2018 shares
Share Capital [Line Items]
Common shares, shares outstanding	42,666,670
Preferred stock, shares outstanding	27,867,937
American Depositary Shares
Share Capital [Line Items]
Share repurchased under repurchase plan				920,606	920,606
American Depositary Shares | Maximum
Share Capital [Line Items]
Share repurchase plan, authorized amount | $							$ 10,000,000
IPO | American Depositary Shares
Share Capital [Line Items]
Shares issued	9,060,000
Preferred Stock | IPO
Share Capital [Line Items]
Share split, ratio	1
Common Stock
Share Capital [Line Items]
Shares issued						6,059,708
Share repurchased under repurchase plan					567,434	46,303
Common Stock | IPO
Share Capital [Line Items]
Share split, ratio	1
Series C Contingently Redeemable Convertible Preferred Shares | T.C.L. Industries Holdings (H.K.) Ltd
Share Capital [Line Items]
Redemption of preferred shares		1,738,720
Redemption of preferred shares, value | $		$ 9,049,000,000
Class A Common Shares
Share Capital [Line Items]
Common shares, shares outstanding				61,392,170	60,106,037
Common shares, shares issued				61,392,170	60,106,037
Share repurchased under repurchase plan			613,737	613,737	613,737
Class A Common Shares | IPO
Share Capital [Line Items]
Preferred stock, shares issued upon conversion	27,867,937
Conversion of stock, shares issued	25,666,481
Class A Common Shares | IPO | American Depositary Shares
Share Capital [Line Items]
Shares issued	6,040,000
Class A Common Shares | Over-Allotment Option
Share Capital [Line Items]
Common shares, shares issued								19,708
Class B Common Shares
Share Capital [Line Items]
Common shares, shares outstanding				17,000,189	17,000,189
Common shares, shares issued				17,000,189	17,000,189
Class B Common Shares | IPO
Share Capital [Line Items]
Conversion of stock, shares issued	17,000,189